Loans, allowance for loan losses and credit quality - Counterparty rating (Details 3) - CHF (SFr) SFr in Millions	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Jun. 30, 2018
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	SFr 281,951	SFr 278,744	SFr 273,723	SFr 272,969
Value of collateral	247,879		242,034
Investment grade | AAA to BBB
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	216,103		210,330
Value of collateral	196,992		192,579
Non-investment grade | BB to C
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	63,889		61,287
Value of collateral	49,464		47,999
Non-investment grade | D
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	1,959		2,106
Value of collateral	1,423		1,456
Corporate and institutional
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	123,775	122,405	119,962	117,711
Corporate and institutional | Investment grade | AAA to BBB
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	74,052		72,180
Corporate and institutional | Non-investment grade | BB to C
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	48,363		46,318
Corporate and institutional | Non-investment grade | D
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	1,360		1,464
Corporate and institutional | Real estate
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	26,937		26,065
Corporate and institutional | Real estate | Investment grade | AAA to BBB
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	19,909		19,461
Corporate and institutional | Real estate | Non-investment grade | BB to C
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	6,898		6,494
Corporate and institutional | Real estate | Non-investment grade | D
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	130		110
Corporate and institutional | Commercial and industrial loans
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	82,553		79,773
Corporate and institutional | Commercial and industrial loans | Investment grade | AAA to BBB
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	42,110		40,872
Corporate and institutional | Commercial and industrial loans | Non-investment grade | BB to C
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	39,300		37,633
Corporate and institutional | Commercial and industrial loans | Non-investment grade | D
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	1,143		1,268
Corporate and institutional | Financial institutions
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	13,001		12,939
Corporate and institutional | Financial institutions | Investment grade | AAA to BBB
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	10,789		10,715
Corporate and institutional | Financial institutions | Non-investment grade | BB to C
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	2,125		2,138
Corporate and institutional | Financial institutions | Non-investment grade | D
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	87		86
Corporate and institutional | Governments and public institutions
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	1,284		1,185
Corporate and institutional | Governments and public institutions | Investment grade | AAA to BBB
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	1,244		1,132
Corporate and institutional | Governments and public institutions | Non-investment grade | BB to C
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	40		53
Corporate and institutional | Governments and public institutions | Non-investment grade | D
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	0		0
Consumer
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	158,176	SFr 156,339	153,761	155,258
Consumer | Investment grade | AAA to BBB
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	142,051		138,150
Consumer | Non-investment grade | BB to C
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	15,526		14,969
Consumer | Non-investment grade | D
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	599		642
Consumer | Mortgages
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	108,919		107,845
Consumer | Mortgages | Investment grade | AAA to BBB
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	98,707		97,404
Consumer | Mortgages | Non-investment grade | BB to C
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	9,844		10,046
Consumer | Mortgages | Non-investment grade | D
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	368		395
Consumer | Loans collateralized by securities
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	44,317		42,034
Consumer | Loans collateralized by securities | Investment grade | AAA to BBB
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	41,092		39,281
Consumer | Loans collateralized by securities | Non-investment grade | BB to C
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	3,164		2,676
Consumer | Loans collateralized by securities | Non-investment grade | D
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	61		77
Consumer | Consumer finance
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	4,940		3,882
Consumer | Consumer finance | Investment grade | AAA to BBB
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	2,252		1,465
Consumer | Consumer finance | Non-investment grade | BB to C
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	2,518		2,247
Consumer | Consumer finance | Non-investment grade | D
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	170		170
Bank
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	288,434		279,016	278,486
Value of collateral	247,913		242,060
Bank | Investment grade | AAA to BBB
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	222,598		215,635
Value of collateral	197,038		192,617
Bank | Non-investment grade | BB to C
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	63,889		61,287
Value of collateral	49,464		47,999
Bank | Non-investment grade | D
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	1,947		2,094
Value of collateral	1,411		1,444
Bank | Corporate and institutional
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	130,258		125,255	123,228
Bank | Corporate and institutional | Investment grade | AAA to BBB
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	80,547		77,485
Bank | Corporate and institutional | Non-investment grade | BB to C
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	48,363		46,318
Bank | Corporate and institutional | Non-investment grade | D
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	1,348		1,452
Bank | Corporate and institutional | Real estate
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	26,937		26,065
Bank | Corporate and institutional | Real estate | Investment grade | AAA to BBB
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	19,909		19,461
Bank | Corporate and institutional | Real estate | Non-investment grade | BB to C
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	6,898		6,494
Bank | Corporate and institutional | Real estate | Non-investment grade | D
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	130		110
Bank | Corporate and institutional | Commercial and industrial loans
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	83,096		80,241
Bank | Corporate and institutional | Commercial and industrial loans | Investment grade | AAA to BBB
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	42,665		41,352
Bank | Corporate and institutional | Commercial and industrial loans | Non-investment grade | BB to C
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	39,300		37,633
Bank | Corporate and institutional | Commercial and industrial loans | Non-investment grade | D
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	1,131		1,256
Bank | Corporate and institutional | Financial institutions
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	18,941		17,764
Bank | Corporate and institutional | Financial institutions | Investment grade | AAA to BBB
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	16,729		15,540
Bank | Corporate and institutional | Financial institutions | Non-investment grade | BB to C
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	2,125		2,138
Bank | Corporate and institutional | Financial institutions | Non-investment grade | D
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	87		86
Bank | Corporate and institutional | Governments and public institutions
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	1,284		1,185
Bank | Corporate and institutional | Governments and public institutions | Investment grade | AAA to BBB
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	1,244		1,132
Bank | Corporate and institutional | Governments and public institutions | Non-investment grade | BB to C
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	40		53
Bank | Corporate and institutional | Governments and public institutions | Non-investment grade | D
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	0		0
Bank | Consumer
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	158,176		153,761	SFr 155,258
Bank | Consumer | Investment grade | AAA to BBB
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	142,051		138,150
Bank | Consumer | Non-investment grade | BB to C
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	15,526		14,969
Bank | Consumer | Non-investment grade | D
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	599		642
Bank | Consumer | Mortgages
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	108,919		107,845
Bank | Consumer | Mortgages | Investment grade | AAA to BBB
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	98,707		97,404
Bank | Consumer | Mortgages | Non-investment grade | BB to C
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	9,844		10,046
Bank | Consumer | Mortgages | Non-investment grade | D
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	368		395
Bank | Consumer | Loans collateralized by securities
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	44,317		42,034
Bank | Consumer | Loans collateralized by securities | Investment grade | AAA to BBB
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	41,092		39,281
Bank | Consumer | Loans collateralized by securities | Non-investment grade | BB to C
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	3,164		2,676
Bank | Consumer | Loans collateralized by securities | Non-investment grade | D
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	61		77
Bank | Consumer | Consumer finance
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	4,940		3,882
Bank | Consumer | Consumer finance | Investment grade | AAA to BBB
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	2,252		1,465
Bank | Consumer | Consumer finance | Non-investment grade | BB to C
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	2,518		2,247
Bank | Consumer | Consumer finance | Non-investment grade | D
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	SFr 170		SFr 170